K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

March 9, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Touchstone Strategic Trust

Registration Statement on Form N-14

Dear Sir or Madam:

Transmitted herewith for filing on behalf of Touchstone Strategic Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Notice of Joint Special Meeting of Shareholders (the “Meeting”) of the AIG Active Allocation Fund, AIG Flexible Credit Fund, AIG Focused Alpha Large-Cap Fund, AIG International Dividend Strategy Fund, AIG Multi-Asset Allocation Fund, AIG Strategic Bond Fund, and AIG Strategic Value Fund (each, an “Acquired Fund”), each a series of the respective registrant as set forth below, a combined Proxy Statement and Prospectus, a Statement of Additional Information, and a proxy card relating to the Meeting to be delivered to shareholders of each Acquired Fund. The Meeting is being held to request shareholder approval of the reorganization of each Acquired Fund into the respective acquiring fund, each a series of the Trust, as set forth below (each, a “Reorganization”):

Acquired Fund	Acquiring Fund
AIG Active Allocation Fund, a series of SunAmerica Series, Inc.	Touchstone Balanced Fund
AIG Flexible Credit Fund, a series of SunAmerica Income Funds	Touchstone Strategic Income Opportunities Fund
AIG Focused Alpha Large-Cap Fund, a series of SunAmerica Specialty Series	Touchstone Large Cap Focused Fund
AIG International Dividend Strategy Fund, a series of SunAmerica Equity Funds	Touchstone International Equity Fund
AIG Multi-Asset Allocation Fund, a series of SunAmerica Series, Inc.	Touchstone Balanced Fund
AIG Strategic Bond Fund, a series of SunAmerica Income Funds	Touchstone Strategic Income Opportunities Fund
AIG Strategic Value Fund, a series of SunAmerica Series, Inc.	Touchstone Value Fund

Pursuant to Rule 488 under the 1933 Act, it is proposed that this Registration Statement will become effective 30 days after filing.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call me at (617) 951-9053.

Very truly yours,

/s/ Abigail P. Hemnes

Abigail P. Hemnes

Attachments

cc:	Clair Pagnano

K&L Gates LLP

Meredyth A. Whitford-Schultz

Touchstone Mutual Funds